Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2025	Dec. 31, 2024
Statement of Financial Position [Abstract]
Common stock, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Common stock, shares authorized (in Shares)	[1]	450,000,000	450,000,000
Common stock, shares issued (in Shares)	[1]	2,376,131	2,170,475
Common stock, shares outstanding (in Shares)	[1]	2,376,131	2,170,475
Preferred stock, par value (in Dollars per share)	[1]	$ 0.0016	$ 0.0016
Preferred stock, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Preferred stock, shares issued (in Shares)	[1]	46,875	46,875
Preferred stock, shares outstanding (in Shares)	[1]	46,875	46,875

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s Share Consolidation. (Note 12).